SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets
Revenue and expense adjustments		¥ 50,092	¥ 29,145
Allowance for credit losses		25,395	10,080
Fair value change and impairment on investment securities		34,313	28,825
Unrealized gain on sales arrangement with repurchase clause	[1]		12,018
Lease liabilities		740,381	812,434
Stock based compensations		339,539	238,846
Net operating loss carryforwards		236,525	19,285
Others		48,274	24,244
Total deferred income tax assets, gross		1,474,519	1,174,877
Less: valuation allowance			(19,285)
Total deferred income tax assets, net		1,474,519	1,155,592
Deferred income tax liabilities
Change in cash surrender value of life insurance policies		(23,149)	(11,132)
Right-of-use assets		(746,002)	(801,286)
Unrealized loss on sales arrangement with repurchase clause	[1]	(10,713)
Intangible assets acquired through business combination		(109,874)	(132,361)
Total deferred income tax liabilities		(889,738)	(944,779)
Deferred income tax assets, net (included in other assets)		669,854	327,992
Deferred income tax liabilities, net (included in other liabilities)		¥ (85,073)	¥ (117,179)

[1]	Represents unrecognized gain or loss for accounting purpose, recognized gain or loss for tax purpose.